Stockholders' Deficit - Schedule of Stock-Based Compensation Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Total stock-based compensation expense	$ 456,000	$ 1,086,000	$ 1,356,000	$ 1,492,000	$ 1,944,000	$ 255,000
Research and Development [Member]
Total stock-based compensation expense	54,000	225,000	162,000	256,000	314,000	96,000
General and Administrative [Member]
Total stock-based compensation expense	$ 402,000	$ 861,000	$ 1,194,000	$ 1,236,000
Selling and Administrative [Member]
Total stock-based compensation expense					$ 1,630,000	$ 159,000